Liquidity and Going Concern	12 Months Ended
Sep. 30, 2023
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the year ended September 30, 2023, the Company reported net loss of $14,278,256. As of September 30, 2023, the Company’s working capital deficit was $792,030. In addition, the Company had net cash outflows of $11,676,441 from operating activities for the year ended September 30, 2023. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from operations;

●	other available sources of financing from Japan banks and other financial institutions; and

●	financial support from the Company’s related party and shareholders.

Management had raised additional funds by performing a series of issuances of Ordinary Shares during the year ended September 30, 2023, resulting in 7,757,030 Ordinary Shares issued and approximately $9.8 million in proceeds received. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The audited financial statements for the years ended September 30, 2023 and 2022 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.